NOTE 6 - STOCKHOLDERS EQUITY (Quarterly) (Quarterly Report [Member])	6 Months Ended
Jun. 30, 2014
Quarterly Report [Member]
NOTE 6 - STOCKHOLDERS EQUITY

NOTE 6 - STOCKHOLDERS’ EQUITY

The Company was formed as a limited liability company and resolved in April 2014 to convert to a California corporation with one class of common stock, no par value and is authorized to issue 1,000,000,000 common shares and no preferred shares. Voting rights are not cumulative and, therefore, the holders of more than 50% of the common stock could, if they chose to do so, elect all of the directors of the Company.

During the six months that ended June 30, 2014, the Company issued shares of its common stock to entities and persons as follow:

January 12, 2014

On January 12, 2014, the Company awarded to American Community Capital, LP, a Los Angeles based firm, 10,000,000 shares of the Company common stock with a par value of $0.0001 for services rendered. The Company issued these securities in reliance upon the exemption contained in Section 4(2) of the Securities Act of 1933, as amended. These securities will bear a restrictive legend.

March 30, 2014

On March 30, 2014, the Company made share awards, in exchange for cash and services, to the following entities and persons:

•	2,500,000 shares of the Company common stock with a par value of $0.0001 were awarded to Mr. Frank Igwealor for services rendered;
•	500,000 shares of the Company common stock with a par value of $0.0001 were awarded to Mr. Kareem Davis for services rendered;
•	100,000 shares of the Company common stock with a par value of $0.0001 were awarded to Mr. Roy Watson for services rendered; and

June 16, 2014

On June 16, 2014, the Company made share awards, in exchange for cash and services, to the following entities and persons:

•	2,000,000 shares of common stock with a par value of $0.0001 were awarded to Los Angeles Community Capital for services rendered;
•	1,000,000 shares of common stock with a par value of $0.0001 were awarded to Goldstein Franklin, Inc. for services rendered;
•	2,000,000 shares of common stock with a par value of $0.0001 were awarded to Poverty Solutions, Inc. for services rendered;
•	17,500,000 shares of common stock with a par value of $0.0001 were awarded to Mr. Frank Igwealor for services rendered;
•	100,000 shares of common stock with a par value of $0.0001 were awarded to Mr. Roy Watson for services rendered;
•	500,000 shares of common stock with a par value of $0.0001 were awarded to Mr. Kareem Davis for services rendered;
•	500,000 shares of common stock with a par value of $0.0001 were awarded to Dr. Solomon KN Mbagwu for services rendered;
•	500,000 shares of common stock with a par value of $0.0001 were sold to Dr. Solomon KN Mbagwu for $5,000 at $0.01 per share;
•	267,400 shares of common stock with a par value of $0.0001 were sold to Poverty Solutions, Inc. for $2,674 at $0.01 per share;

•	76,600 shares of common stock with a par value of $0.0001 were sold to Mr. Frank Igwealor for $766 at $0.01 per share;
•	350,000 shares of common stock with a par value of $0.0001 were sold to American Biopharmaceutical Holdings, Inc. for $3,500 at $0.01 per share;
•	500,000 shares of common stock with a par value of $0.0001 were awarded to Mr. Azuka L. Uzoh, Esq for services rendered;
•	500,000 shares of common stock with a par value of $0.0001 were awarded to Ms. Cherokee Lavalley for services rendered;
•	100,000 shares of common stock with a par value of $0.0001 were awarded to Life is Networking Knowledge for services rendered;
•	10,000 shares of common stock with a par value of $0.0001 were awarded to Ms. Perpetual Emeana for services rendered;
•	10,000 shares of common stock with a par value of $0.0001 were awarded to Mr. Godwin Obele for services rendered;
•	100,000 shares of common stock with a par value of $0.0001 were awarded to Pink Lotus Healthcare for services rendered;
•	100,000 shares of common stock with a par value of $0.0001 were awarded to Mr. Tahir Wilson for services rendered;
•	100,000 shares of common stock with a par value of $0.0001 were awarded to Mr. Martin Nwaege for services rendered;
•	500,000 shares of common stock with a par value of $0.0001 were awarded to Mr. Justin Hillian for services rendered;
•	200,000 shares of common stock with a par value of $0.0001 were awarded to Ms. Chinazor V. Ezembaji for services rendered;
•	200,000 shares of common stock with a par value of $0.0001 were awarded to Mr. Emeka Gabriel Okeke for services rendered; and
•	20,000 shares of common stock with a par value of $0.0001 were awarded to Mr. Tony Luu for services rendered.

A total of 40,234,000 shares of common stocks were issued by the company during the period January 1 2014 through June 30, 2014. These share issuance were in transactions that were exempt from the registration requirements of the Securities Act of 1933, as amended (the “Act”) in reliance on Section 4(2) of the Act.

As of June 30, 2014, the Company’s common stock outstanding was 75,376,000.